Accounting for Uncertainty in Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Liability for unrecognized tax	$ 12,400,000	$ 12,209,000	$ 10,000,000	$ 10,030,000
Unrecognized tax favorable impact on effective tax rate	5,600,000	5,400,000	3,200,000
Accrued interest and penalties applied to uncertain tax positions	8,100,000	7,900,000
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 6,100,000